Convertible promissory Notes - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2012
Debt Instrument [Line Items]
Amount obtained in exchange for convertible promissory notes net of offering costs		$ 15,163,004
Convertible promissory notes [Member]
Debt Instrument [Line Items]
Amount obtained in exchange for convertible promissory notes net of offering costs	15,163,004
Offering Cost	26,888
Debt, interest accrual percentage	6.00%
Number of shares debt plus accrued interest will be converted to	5,051,960
Debt, conversion price per share	$ 3.01
Amortization of fees associated with debt issuance		$ 16,880